Pzena Small Cap Value Fund
Schedule of Investments - November 30, 2023 (Unaudited)
Shares		Fair Value
	Common Stocks —97.1%
	Basic Materials — 7.6%
13,714	Koppers Holdings, Inc.	$619,461
29,778	Olin Corp.	1,403,735
60,804	Orion S.A.	1,448,959
		3,472,155

	Consumer Discretionary — 19.3%
31,696	Adient PLC (a)	1,020,611
12,125	Advance Auto Parts, Inc.	615,829
73,035	Dana, Inc.	964,792
64,853	Gap, Inc.	1,301,600
14,584	Genesco, Inc. (a)	545,004
25,790	Hooker Furnishings Corp.	461,125
70,280	Interface, Inc.	710,531
86,731	Newell Brands, Inc.	661,757
10,346	PVH Corp.	1,011,632
122,328	Steelcase, Inc. - Class A	1,505,858
		8,798,739

	Consumer Staples — 6.4%
13,241	Spectrum Brands Holdings, Inc.	917,999
21,602	Universal Corp.	1,215,328
16,607	USANA Health Sciences, Inc. (a)	784,847
		2,918,174

	Energy — 5.7%
133,028	MRC Global, Inc. (a)	1,375,510
65,171	NOV, Inc.	1,226,518
		2,602,028

	Financials — 22.1%
5,917	American Equity Investment Life Holding Co. (a)	326,382
61,831	Associated Banc-Corp.	1,096,882
23,923	Axis Capital Holdings, Ltd. (b)	1,347,822
69,462	CNO Financial Group, Inc.	1,840,743
48,113	Columbia Banking System, Inc.	1,079,174
77,126	Old National Bancorp of Indiana	1,148,406
18,040	Synovus Financial Corp.	555,452
37,991	Univest Financial Corp.	717,650
25,712	Webster Financial Corp.	1,153,183
22,040	WSFS Financial Corp.	850,083
		10,115,777

	Health Care — 1.7%
34,533	Phibro Animal Health Corp. - Class A	331,172
23,184	Varex Imaging Corp. (a)	437,018
		768,190

	Industrials — 28.8%
11,947	American Woodmark Corp. (a)	864,963
29,079	Axalta Coating Systems, Ltd. (a)	915,116
16,238	Belden, Inc.	1,078,853
15,549	Bread Financial Holdings, Inc.	436,927
13,673	GMS, Inc. (a)	924,842
77,126	JELD-WEN Holding, Inc. (a)	1,232,473
17,890	Korn Ferry	925,628
15,902	Masonite International Corp. (a)	1,412,893
54,126	Masterbrand, Inc. (a)	726,371
82,288	Resideo Technologies, Inc. (a)	1,351,992
62,329	REV Group, Inc.	984,175
1,891	Terex Corp.	93,604
54,823	TriMas Corp.	1,405,113
56,387	TrueBlue, Inc. (a)	786,035
		13,138,985

	Real Estate — 0.3%
4,800	Marcus & Millichap, Inc.	165,168

	Technology — 5.2%
23,376	Avnet, Inc.	1,093,062
37,958	ScanSource, Inc. (a)	1,268,936
		2,361,998
	Total Common Stocks (Cost $43,939,108)	44,341,214

	REIT —1.4%
	Real Estate — 1.4%
77,338	DiamondRock Hospitality Co.	643,452
	Total REIT (Cost $700,025)	643,452

	Short-Term Investment — 1.4% Money Market Fund — 1.4%
618,624	Fidelity Institutional Government Portfolio, Institutional Class, 5.24% (c)	618,624
	Total Short-Term Investment (Cost $618,624)	618,624
	Total Investments (Cost $45,257,757) — 99.9%	45,603,290
	Other Assets in Excess of Liabilities — 0.1%	67,895
	Total Net Assets — 100.00%	$45,671,185

Percentages are stated as a percent of net assets. PLC - Public Limited Company
REIT - Real Estate Investment Trust S.A. - Société Anonyme

(a)	Non-income producing security.
(b)	Foreign issued security
(c)	Rate shown represents the 7-day annualized yield as of November 30, 2023.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

Pzena Small Cap Value Fund
Summary of Fair Value Disclosure at November 30, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of November 30, 2023:

Pzena Small Cap Value Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Basic Materials	$3,472,155	$–	$–	$3,472,155
Consumer Discretionary	8,798,739	–	–	8,798,739
Consumer Staples	2,918,174	–	–	2,918,174
Energy	2,602,028	–	–	2,602,028
Financials	10,115,777	–	–	10,115,777
Health Care	768,190	–	–	768,190
Industrials	13,138,985	–	–	13,138,985
Real Estate	165,168	–	–	165,168
Technology	2,361,998	–	–	2,361,998
Total Common Stocks	44,341,214	–	–	44,341,214
REIT	643,452	–	–	643,452
Short-Term Investment	618,624	–	–	618,624
Total Investments	$45,603,290	$–	$–	$45,603,290

Refer to the Fund's schedule of investments for a detailed break-out of securities by industry classification.